Financial Instruments - Summary of Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Disclosure of detailed information about financial instruments [line items]
- Borrowings	$ 1,845.8	$ 1,906.8	[1]		$ 1,782.4	[1]
- Trade and other payables	385.3	307.6
- Finance lease liabilities	447.4	111.5
- Environmental trust funds	69.5	60.8	[1]	$ 55.5	55.5
- Trade and other receivables	137.1	138.6	[1]	171.8	171.8
- Investments	155.1	235.3
- Cash and cash equivalents	515.0	219.7	[1]	$ 393.8	$ 393.8	[1]	$ 471.0
- Warrants	11.7	9.3
Fair Value [member] | Financial liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Copper derivative contracts	127.6	22.6
Total	127.6	22.6
Fair Value [member] | Financial liabilities not measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Borrowings	1,952.4	1,897.0
- Trade and other payables	385.3	307.6
- Finance lease liabilities	332.9	88.6
Total	2,670.6	2,293.2
Fair Value [member] | Financial assets at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Environmental trust funds	7.2	6.5
- Trade receivables from provisional copper sales	22.8	15.3
- Investments	47.9	93.1
Asanko redeemable preference shares	95.5	132.9
- Warrants	11.7	9.3
- Gold and oil derivative contracts	1.1	8.3
Total	186.2	265.4
Fair Value [member] | Financial assets not measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Environmental trust funds	62.3	54.3
- Trade receivables from provisional copper sales		49.6
- Trade and other receivables	51.4
- Cash and cash equivalents	515.0	219.7
Total	628.7	323.6
Carrying amount [member] | Financial liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Copper derivative contracts	127.6	22.6
Total	127.6	22.6
Carrying amount [member] | Financial liabilities at fair value [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
- Copper derivative contracts	127.6	22.6
Total	127.6	22.6
Carrying amount [member] | Financial liabilities not measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Borrowings	1,845.8	1,906.8
- Trade and other payables	385.3	307.6
- Finance lease liabilities	332.9	88.6
Total	2,564.0	2,303.0
Carrying amount [member] | Financial liabilities not measured at fair value [member] | Other financial liabilities measured at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
- Borrowings	1,845.8
- Trade and other payables	385.3
- Finance lease liabilities	332.9
Total	2,564.0
Carrying amount [member] | Financial assets at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Environmental trust funds	7.2	6.5
- Trade receivables from provisional copper sales	22.8	15.3
- Investments	47.9	93.1
Asanko redeemable preference shares	95.5	132.9
- Warrants	11.7	9.3
- Gold and oil derivative contracts	1.1	8.3
Total	186.2	265.4
Carrying amount [member] | Financial assets at fair value [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
- Environmental trust funds	7.2	6.5
- Trade receivables from provisional copper sales	22.8	15.3
- Warrants	11.7	9.3
- Gold and oil derivative contracts	1.1	8.3
Total	42.8	39.4
Carrying amount [member] | Financial assets at fair value [member] | FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
- Investments	47.9	93.1
Asanko redeemable preference shares	95.5	132.9
Total	143.4	226.0
Carrying amount [member] | Financial assets not measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Environmental trust funds	62.3	54.3
- Trade receivables from provisional copper sales		49.6
- Trade and other receivables	51.4
- Cash and cash equivalents	515.0	219.7
Total	628.7	323.6
Carrying amount [member] | Financial assets not measured at fair value [member] | Amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
- Environmental trust funds	62.3	54.3
- Trade receivables from provisional copper sales		49.6
- Trade and other receivables	51.4
- Cash and cash equivalents	515.0	219.7
Total	$ 628.7	$ 323.6

[1]	Refer note 42.